Risk Management and Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade accounts receivable, net	$ 1,243	$ 2,585
Trade accounts payable	4,538	$ 4,746
Carrying Value [Member]
Cash and cash equivalents	5,176
Trade accounts receivable, net	1,243
Trade accounts payable	4,538
Long-term debt with variable interest rates, net	34,919
Long-term loans and promissory note with non-variable interest rates, net	29,000
Fair Value [Member]
Cash and cash equivalents	5,176
Trade accounts receivable, net	1,243
Trade accounts payable	4,538
Long-term debt with variable interest rates, net	34,919
Long-term loans and promissory note with non-variable interest rates, net	$ 29,000